Investment Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Movement in Investment Contract Liabilities Measured at Fair Value	The following table presents the movement in investment contract liabilities measured at fair value.

For the years ended December 31,	2019	2018
Balance, January 1	$782	$639
New policies	66	96
Changes in market conditions	62	76
Redemptions, surrenders and maturities	(86)	(86)
Impact of changes in foreign exchange rates	(35)	57
Balance, December 31	$789	$782

Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with these Contracts
The following table presents carrying and fair values of investment contract liabilities measured at amortized cost.

	2019		2018
As at December 31,	Amortized cost, gross of reinsurance ceded (1)	Fair value	Amortized cost, gross of reinsurance ceded (1)	Fair value
U.S. fixed annuity products	$1,248	$1,482	$1,357	$1,449
Canadian fixed annuity products	1,067	1,158	1,126	1,269
Investment contract liabilities	$2,315	$2,640	$2,483	$2,718

(1)
As at December 31, 2019, investment contract liabilities with the carrying value and fair value of $93 and $103, respectively (2018 – $128 and $130, respectively), were reinsured by the Company. The net carrying value and fair value of investment contracts labilities were $2,222 and $2,537 (2018 – $2,355 and $2,588) respectively.

Summary of Changes in Investment Contract Liabilities Measured at Amortized Cost
The changes in investment contract liabilities measured at amortized cost was a result of the following business activities.

For the years ended December 31,	2019	2018
Balance, January 1	$2,483	$2,487
Policy deposits	2	6
Interest	62	82
Withdrawals	(182)	(201)
Fees	(3)	(1)
Other	17	–
Impact of changes in foreign exchange rates	(64)	110
Balance, December 31	$2,315	$2,483

Summary of Contractual Obligations and Commitments Relating to Investment Contracts
As at December 31, 2019, the Company’s contractual obligations and commitments relating to the investment contracts are as follows.

Payments due by period	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Investment contract liabilities (1)	$289	$484	$476	$3,846	$5,095

(1)	Due to the nature of the products, the timing of net cash flows may be before contract maturity. Cash flows are undiscounted.